Document and Entity Information	Dec. 14, 2021
Cover [Abstract]
Entity Registrant Name	Leslie's, Inc.
Amendment Flag	false
Entity Central Index Key	0001821806
Document Type	8-K
Document Period End Date	Dec. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39667
Entity Tax Identification Number	20-8397425
Entity Address, Address Line One	2005 East Indian School Road
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(602)
Local Phone Number	366-3999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LESL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false